BILLS PAYABLE (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) yr
Bills Payable 1	$ 10,710
Bills Payable 2	29,870
Bills Payable 3	9,390
Bills Payable 4	$ 6,140
Bills Payable 5 | yr	1
Bills Payable 6 | yr	1